Goodwill (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	$ 811.2	$ 795.6	$ 795.6
Measurement period adjustments	(2.7)		(9.8)
Goodwill, balance at end of period	808.5		811.2
Adjustment to purchase price related to settlement of certain working capital items	12.0	0.0
eOne
Goodwill [Roll Forward]
Measurement period adjustments	2.7
Goodwill, balance at end of period	12.9
Decrease to accounts receivable	5.6
Increase to content related payables	3.4
Increase in other liabilities	1.9
Increase to other assets	4.2
Decrease to participation and residuals	1.0
Decrease in investment in films and television programs	1.6
Motion Picture
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	398.6	393.7	393.7
Measurement period adjustments	(1.7)
Goodwill, balance at end of period	396.9		398.6
Television Production
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	412.6	$ 401.9	401.9
Measurement period adjustments	(1.0)
Goodwill, balance at end of period	$ 411.6		$ 412.6